Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.18650%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,600,560.58

Principal:
Principal Collections	$12,199,633.92
Prepayments in Full	$5,745,636.37
Liquidation Proceeds	$326,767.36
Recoveries	$66,214.85
Sub Total	$18,338,252.50
Collections	$19,938,813.08

Purchase Amounts:
Purchase Amounts Related to Principal	$343,454.00
Purchase Amounts Related to Interest	$2,304.95
Sub Total	$345,758.95

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,284,572.03

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	34
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,284,572.03
Servicing Fee	$278,741.10	$278,741.10	$0.00	$0.00	$20,005,830.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,005,830.93
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,005,830.93
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,005,830.93
Interest - Class A-3 Notes	$708,076.14	$708,076.14	$0.00	$0.00	$19,297,754.79
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$19,011,817.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,011,817.29
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$18,816,720.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,816,720.29
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$18,677,111.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,677,111.12
Regular Principal Payment	$17,025,366.23	$17,025,366.23	$0.00	$0.00	$1,651,744.89
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,651,744.89
Residual Released to Depositor	$0.00	$1,651,744.89	$0.00	$0.00	$0.00
Total		$20,284,572.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,025,366.23
Total					$17,025,366.23

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,025,366.23	$36.91	$708,076.14	$1.54	$17,733,442.37	$38.45
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$17,025,366.23	$12.94	$1,328,719.81	$1.01	$18,354,086.04	$13.95

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$153,651,242.40	0.3331192	$136,625,876.17	0.2962079
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$281,931,242.40	0.2142693	$264,905,876.17	0.2013299

Pool Information
Weighted Average APR	5.794%	5.819%
Weighted Average Remaining Term	32.10	31.38
Number of Receivables Outstanding	16,474	15,806
Pool Balance	$334,489,324.02	$315,603,574.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$309,974,874.87	$292,666,222.40
Pool Factor	0.2317403	0.2186559

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$22,937,352.10
Targeted Overcollateralization Amount	$50,697,698.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,697,698.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		53	$270,257.87
(Recoveries)		75	$66,214.85
Net Loss for Current Collection Period			$204,043.02
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7320%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5588%
Second Prior Collection Period			1.1007%
Prior Collection Period			0.9320%
Current Collection Period			0.7533%
Four Month Average (Current and Prior Three Collection Periods)			0.8362%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,250	$12,621,506.67
(Cumulative Recoveries)			$1,869,494.69
Cumulative Net Loss for All Collection Periods			$10,752,011.98
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7449%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,609.56
Average Net Loss for Receivables that have experienced a Realized Loss			$4,778.67

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.74%	188	$5,496,291.74
61-90 Days Delinquent	0.36%	35	$1,147,693.81
91-120 Days Delinquent	0.05%	3	$155,514.42
Over 120 Days Delinquent	0.18%	19	$575,479.65
Total Delinquent Receivables	2.34%	245	$7,374,979.62

Repossession Inventory:
Repossessed in the Current Collection Period		20	$649,593.04
Total Repossessed Inventory		35	$1,164,572.11

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3232%
Prior Collection Period			0.3339%
Current Collection Period			0.3606%
Three Month Average			0.3392%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5953%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	34

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	61	$1,901,053.06
2 Months Extended	63	$1,933,561.35
3+ Months Extended	10	$291,732.57

Total Receivables Extended	134	$4,126,346.98
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer